Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Dealer financing	€ 2,330	€ 2,305
Retail financing	8,494	5,505
Finance leases	299	133
Other	1,408	1,051
Receivables from financing activities at amortized cost	€ 12,531	€ 8,994